Selected Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Data [Line Items]
Revenues	$ 827,352	[1]	$ 1,081,893	[1]	$ 1,120,452	[1]	$ 713,633	[1]	$ 765,540	[1]	$ 1,020,859	[1]	$ 1,011,801	[1]	$ 633,512	[1]	$ 3,743,330	[1]	$ 3,431,712	[1]	$ 2,977,759
Gross profit	198,530		258,597		266,680		175,446		182,793		242,505		238,475		150,622		899,253		814,395		728,294
Net income attributable to Watsco, Inc.	$ 17,321		$ 45,699		$ 51,318		$ 13,385		$ 14,760		$ 41,005		$ 39,103		$ 8,466		$ 127,723		$ 103,334		$ 90,450
Earnings per share for Common and Class B common stock :
Basic	$ 0.50	[2]	$ 1.32	[2]	$ 1.48	[2]	$ 0.39	[2]	$ 0.04	[2],[3]	$ 1.19	[2]	$ 1.15	[2]	$ 0.23	[2]	$ 3.69	[2]	$ 2.70	[2],[3]	$ 2.75
Diluted	$ 0.50	[2]	$ 1.32	[2]	$ 1.48	[2]	$ 0.39	[2]	$ 0.04	[2],[3]	$ 1.19	[2]	$ 1.15	[2]	$ 0.23	[2]	$ 3.68	[2]	$ 2.70	[2],[3]	$ 2.74

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.
[3]	On October 31, 2012, we paid a special dividend of $5.00 per share of Common and Class B common stock that resulted in a $0.37 per share and $0.33 per share reduction in diluted earnings per share for the quarter and year ended December 31, 2012, respectively.